Summary of Significant Accounting Policies (Details) - Schedule of disclosed in the following tables for all impacted financial statement line items in prior periods presented
$ / shares in Units, $ in Thousands
12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (4,863)
Dividends on Series D convertible preferred stock
Net loss attributable to common stockholders	$ (4,863)
Share information:
Net loss per share of common stock, basic and diluted (in Dollars per share) | $ / shares	$ (0.24)
Weighted average common shares outstanding, basic and diluted (in Shares) | shares	20,389,634
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss
Dividends on Series D convertible preferred stock	(2,838)
Net loss attributable to common stockholders	$ (2,838)
Share information:
Net loss per share of common stock, basic and diluted (in Dollars per share) | $ / shares	$ (0.14)
Weighted average common shares outstanding, basic and diluted (in Shares) | shares
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (4,863)
Dividends on Series D convertible preferred stock	(2,838)
Net loss attributable to common stockholders	$ (7,701)
Share information:
Net loss per share of common stock, basic and diluted (in Dollars per share) | $ / shares	$ (0.38)
Weighted average common shares outstanding, basic and diluted (in Shares) | shares	20,389,634